Related Party Transactions (Details) - USD ($)	1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2021	Aug. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Feb. 29, 2020
Nonrecourse Promissory Note with Officer
Related Party Transaction [Line Items]
Accrued interest					$ 0
Evolv Technologies Holdings, Inc.
Related Party Transaction [Line Items]
Number of shares on exercise of options			5,523,538	3,236,374
Exercise price of stock option			$ 0.12	$ 0.14
Evolv Technologies Holdings, Inc. | Nonrecourse Promissory Note with Officer
Related Party Transaction [Line Items]
Promissory note	$ 400,000	$ 400,000
Number of shares on exercise of options		3,888,889
Exercise price of stock option		$ 0.09
Accrued interest		$ 0